Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
September 30, 2024
VIPIFF2050-NPRT3-1124
1.9909108.101
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,936	74,443
Fidelity International Bond Index Fund (a)	136	1,274
Fidelity Long-Term Treasury Bond Index Fund (a)	33,597	340,674
VIP High Income Portfolio - Investor Class (a)	3,481	17,197
TOTAL BOND FUNDS (Cost $415,116)		433,588

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	9,140	568,711
VIP Equity Income Portfolio - Investor Class (a)	15,828	459,645
VIP Growth & Income Portfolio - Investor Class (a)	19,580	632,812
VIP Growth Portfolio - Investor Class (a)	8,117	942,273
VIP Mid Cap Portfolio - Investor Class (a)	3,465	144,887
VIP Value Portfolio - Investor Class (a)	15,343	321,274
VIP Value Strategies Portfolio - Investor Class (a)	8,863	158,907
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,723,785)		3,228,509

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	70,578	886,462
VIP Overseas Portfolio - Investor Class (a)	61,734	1,814,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,350,330)		2,701,451

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,489,231)	6,363,548
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	6,363,549

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	61,304	71,724	61,172	706	(814)	3,401	74,443
Fidelity International Bond Index Fund	15,735	14,860	29,354	113	340	(307)	1,274
Fidelity Long-Term Treasury Bond Index Fund	175,072	292,107	134,064	6,947	(3,954)	11,513	340,674
VIP Contrafund Portfolio - Investor Class	243,897	384,782	150,361	899	1,366	89,027	568,711
VIP Emerging Markets Portfolio - Investor Class	372,141	612,738	223,186	340	(1,158)	125,927	886,462
VIP Equity Income Portfolio - Investor Class	197,773	320,468	114,080	1,174	451	55,033	459,645
VIP Government Money Market Portfolio - Investor Class	-	8,779	8,779	37	-	-	-
VIP Growth & Income Portfolio - Investor Class	271,765	420,375	139,640	1,678	428	79,884	632,812
VIP Growth Portfolio - Investor Class	403,921	638,100	236,481	5,511	2,634	134,099	942,273
VIP High Income Portfolio - Investor Class	7,749	12,298	3,955	4	4	1,101	17,197
VIP Investment Grade Bond II Portfolio - Investor Class	52,987	23,149	75,547	10	(494)	(95)	-
VIP Mid Cap Portfolio - Investor Class	61,927	101,953	34,349	1,222	123	15,233	144,887
VIP Overseas Portfolio - Investor Class	794,144	1,228,103	374,833	3,208	440	167,135	1,814,989
VIP Value Portfolio - Investor Class	138,033	234,893	76,928	3,156	(289)	25,565	321,274
VIP Value Strategies Portfolio - Investor Class	68,270	116,869	38,402	1,023	(160)	12,330	158,907
	2,864,718	4,481,198	1,701,131	26,028	(1,083)	719,846	6,363,548

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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